Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

EQUITY GRANT TIMING PRACTICES

Although we have not adopted a formal policy pertaining to the timing of stock option grants, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information. Similarly, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee generally approves the grant of annual equity awards for the Company’s executive officers, including each of the named executive officers. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee or the Board determines it is in the best interest of the Company, the Compensation Committee or the Board may approve grants of equity awards at other times.  During the year ended December 31, 2024, we did not grant stock options or SARs to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Quarterly Report on Form 10-Q, Annual Report on Form 10-K, or Current Report on Form 8-K, in each case that disclosed any material non-public information.

Award Timing Method	Although we have not adopted a formal policy pertaining to the timing of stock option grants, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information. Similarly, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee generally approves the grant of annual equity awards for the Company’s executive officers, including each of the named executive officers. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee or the Board determines it is in the best interest of the Company, the Compensation Committee or the Board may approve grants of equity awards at other times. During the year ended December 31, 2024, we did not grant stock options or SARs to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Quarterly Report on Form 10-Q, Annual Report on Form 10-K, or Current Report on Form 8-K, in each case that disclosed any material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false